Capital and Funding - Summary of Comprehensive Income Reconciliation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Fair Value Reserves Remeasurement Of Pensions And Currency Translation Reserve [Abstract]
1 January	€ 110	€ (123)
Gains/(losses) on equity instruments	68	25
Gains/(losses) on cash flow hedges	62	176
Hedging gains/(losses) transferred to non-financial assets	10	32
31 December	250	110	€ (123)
Remeasurement of defined benefit pension plans beginning balance	(1,146)	(1,499)
Movement during the year	215	353	(328)
Remeasurement of defined benefit pension plans ending balance	(931)	(1,146)	(1,499)
Currency retranslation gains/(losses) beginning balance	(5,084)	(5,069)
Other reserves	(2,356)	(18)
Retained profit	(22)	2
Non-controlling interest	(212)	1
Currency retranslation gains/(losses) ending balance	€ (7,674)	€ (5,084)	€ (5,069)